Condensed Consolidated Statements of Equity - USD ($)		Total	Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Sep. 30, 2020		$ 3,312,657	$ 6,453,039	$ 1,422,477	$ (270,302)	$ (4,292,557)
Balance, shares at Sep. 30, 2020	[1]		667,073
Acquisition of property		2,468,750	$ 2,468,750
Acquisition of property, shares	[1]		416,666
Acquisition of property - warrants		1,051,370		1,051,370
Shares issued for services		54,958	$ 54,958
Shares issued for services, shares	[1]		19,271
Share-based payments		2,870		2,870
Net loss		(1,253,242)				(1,253,242)
Other comprehensive income		142,889			142,889
Balance at Sep. 30, 2021		5,780,252	$ 8,976,747	2,476,717	(127,413)	(5,545,799)
Balance, shares at Sep. 30, 2021	[1],[2]		1,103,010
Share-based payments		604,861		604,861
Net loss		(1,797,785)				(1,797,785)
Private placements		7,910,331	$ 7,303,161	607,170
Balance, shares	[2]		829,594
Share issuance costs		(1,058,703)	$ (1,941,675)	882,972
Balance at Jun. 30, 2022		11,438,956	$ 14,338,233	4,571,720	(127,413)	(7,343,584)
Balance, shares at Jun. 30, 2022	[2],[3]		1,932,604
Balance at Sep. 30, 2021		5,780,252	$ 8,976,747	2,476,717	(127,413)	(5,545,799)
Balance, shares at Sep. 30, 2021	[1],[2]		1,103,010
Share-based payments		546,335		546,335
Net loss		(2,714,616)				(2,714,616)
Private placements		7,910,331	$ 7,303,161	607,170
Balance, shares	[1]		829,594
Share issuance costs		(1,059,197)	$ (1,942,169)	882,972
Balance at Sep. 30, 2022		10,463,105	$ 14,337,739	4,513,194	(127,413)	(8,260,415)
Balance, shares at Sep. 30, 2022	[1],[2]		1,932,604
Balance at Mar. 31, 2022		12,345,742	$ 14,356,535	4,571,535	(127,413)	(6,454,915)
Balance, shares at Mar. 31, 2022	[3]		1,932,604
Share-based payments		185		185
Net loss		(888,669)				(888,669)
Share issuance costs		(18,302)	(18,302)
Balance at Jun. 30, 2022		11,438,956	$ 14,338,233	4,571,720	(127,413)	(7,343,584)
Balance, shares at Jun. 30, 2022	[2],[3]		1,932,604
Balance at Sep. 30, 2022		10,463,105	$ 14,337,739	4,513,194	(127,413)	(8,260,415)
Balance, shares at Sep. 30, 2022	[1],[2]		1,932,604
Share-based payments		318		318
Net loss		(3,330,107)				(3,330,107)
Share issuance costs		(93,861)	(129,780)	35,919
Balance at Jun. 30, 2023		7,821,408	$ 14,989,912	5,092,665	(127,413)	(12,133,756)
Balance, shares at Jun. 30, 2023	[2],[3]		2,206,014
Exercise of warrants		781,953	$ 781,953
Exercise of warrants, shares	[2]		273,410
Deemed dividend arising from warrant modification				543,234		(543,234)
Balance at Mar. 31, 2023		8,042,909	$ 14,337,739	4,513,512	(127,413)	(10,680,929)
Balance, shares at Mar. 31, 2023	[3]		1,932,604
Share-based payments
Net loss		(909,593)				(909,593)
Share issuance costs		(93,861)	(129,780)	35,919
Balance at Jun. 30, 2023		7,821,408	$ 14,989,912	5,092,665	(127,413)	(12,133,756)
Balance, shares at Jun. 30, 2023	[2],[3]		2,206,014
Exercise of warrants		781,953	$ 781,953
Exercise of warrants, shares	[3]		273,410
Deemed dividend arising from warrant modification				$ 543,234		$ (543,234)

[1]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1).
[2]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1).
[3]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1)